Long-Term Debt (Details) (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Jul. 09, 2014	Oct. 16, 2013	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 19, 2012
Long-Term Debt
Total debt	$ 2,442,413,000	$ 1,636,914,000				$ 749,062,000
Less - current maturities	5,062,000	7,080,000				8,626,000
Long-term debt	2,437,351,000	1,629,834,000				740,436,000
Summary of assets and liabilities
Cash and cash equivalents	11,823,000	10,440,000			5,528,000	11,561,000	7,832,000	16,337,000
Accounts receivable - trade net	1,433,117,000	900,904,000				562,757,000
Accounts receivable - affiliates	41,706,000	7,445,000				22,883,000
Inventories	941,589,000	310,160,000				126,895,000
Prepaid expenses and other current assets	156,818,000	80,350,000				37,891,000
Property, plant and equipment, net	1,433,313,000	829,346,000				526,437,000
Goodwill	1,170,490,000	1,107,006,000				555,220,000	167,245,000	8,568,000
Intangible assets, net	838,088,000	714,956,000				441,432,000
Investments in unconsolidated entities	482,644,000	189,821,000
Other noncurrent assets	42,091,000	16,795,000				6,542,000
Accounts payable - trade	(1,345,024,000)	(740,211,000)				(536,055,000)
Accounts payable - affiliates	(85,307,000)	(76,846,000)				(6,900,000)
Accrued expenses and other payables	(218,482,000)	(141,690,000)				(85,606,000)
Advance payments received from customers	(106,105,000)	(29,965,000)				(22,372,000)
Long-term debt	(2,437,351,000)	(1,629,834,000)				(740,436,000)
Other noncurrent liabilities	(39,518,000)	(9,744,000)				(2,205,000)
BOSTCO
Summary of assets and liabilities
Investments in unconsolidated entities	244,092,000
TLP
Long-Term Debt
Long-term debt	252,000,000
Summary of assets and liabilities
Cash and cash equivalents	726,000
Accounts receivable - trade net	12,252,000
Accounts receivable - affiliates	1,105,000
Inventories	1,613,000
Prepaid expenses and other current assets	1,363,000
Property, plant and equipment, net	504,272,000
Goodwill	29,118,000
Intangible assets, net	38,571,000
Investments in unconsolidated entities	268,410,000
Other noncurrent assets	1,910,000
Accounts payable - trade	(4,009,000)
Accounts payable - affiliates	(146,000)
Accrued expenses and other payables	(11,625,000)
Advance payments received from customers	(141,000)
Long-term debt	(252,000,000)
Other noncurrent liabilities	(4,247,000)
NET ASSETS	587,172,000
TLP | Credit Facility
Long-Term Debt
Total debt	252,000,000
Maximum borrowing capacity	350,000,000
Outstanding cash borrowings	252,000,000
Outstanding letters of credit	0
Consolidated EBITDA	4.75
Maximum borrowing capacity as multiplier of consolidated EBITDA	352,900,000
Additional Permitted JV investments	75,000,000
TLP | Credit Facility | Minimum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.375%
Interest coverage ratio	3.0
TLP | Credit Facility | Maximum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.50%
Leverage ratio	4.75
Acquisitions that can be made as percentage of consolidated net tangible assets and permitted JV investments	5.00%
Leverage ratio, in the event of issuance of senior unsecured notes	3.75
TLP | Credit Facility | BOSTCO | Maximum
Long-Term Debt
Permitted JV investments	225,000,000
TLP | Credit Facility | Alternate base rate
Long-Term Debt
Variable interest rate base	base rate
TLP | Credit Facility | Alternate base rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	1.00%
TLP | Credit Facility | Alternate base rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	2.00%
TLP | Credit Facility | LIBOR rate
Long-Term Debt
Variable interest rate base	LIBOR
TLP | Credit Facility | LIBOR rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	2.00%
TLP | Credit Facility | LIBOR rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	3.00%
Revolving Credit Facility
Long-Term Debt
Outstanding cash borrowings	1,100,000,000	922,000,000
Actual leverage ratio	3.4	3
Actual interest coverage ratio	4.8	7
Interest rate (as a percent)	1.91%	1.98%
Revolving Credit Facility | Minimum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.38%	0.38%
Interest coverage ratio	2.75	2.75
Revolving Credit Facility | Maximum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.50%	0.50%
Leverage ratio	4.25	4.25
Revolving Credit Facility | Alternate base rate
Long-Term Debt
Variable interest rate base	base rate	base rate
Revolving Credit Facility | Alternate base rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	0.50%	0.50%
Revolving Credit Facility | Alternate base rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	1.50%	1.50%
Revolving Credit Facility | LIBOR rate
Long-Term Debt
Variable interest rate base	LIBOR	LIBOR
Interest rate margin added to variable rate base (as a percent)	1.75%	0.16%
Reference rate (as a percent)	0.16%	1.75%
Fixed interest rate (as a percent)	1.91%
Interest rate (as a percent)		1.91%
Revolving Credit Facility | LIBOR rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	1.50%	1.50%
Revolving Credit Facility | LIBOR rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	2.50%	2.50%
Revolving Credit Facility | Expansion Capital Facility
Long-Term Debt
Total debt	137,000,000	532,500,000				441,500,000
Maximum borrowing capacity	858,000,000	785,500,000
Outstanding cash borrowings	137,000,000	532,500,000
Revolving Credit Facility | Expansion Capital Facility | LIBOR rate
Long-Term Debt
Outstanding cash borrowings	137,000,000	532,500,000
Interest rate (as a percent)	0.00%	1.91%
Revolving Credit Facility | Working Capital Facility
Long-Term Debt
Total debt	942,500,000	389,500,000				36,000,000
Maximum borrowing capacity	1,335,000,000	935,500,000
Outstanding cash borrowings	942,500,000	389,500,000
Outstanding letters of credit	209,200,000	270,600,000
Revolving Credit Facility | Working Capital Facility | Alternate base rate
Long-Term Debt
Outstanding cash borrowings		31,500,000
Interest rate (as a percent)		4.00%
Revolving Credit Facility | Working Capital Facility | LIBOR rate
Long-Term Debt
Outstanding cash borrowings	942,500,000	358,000,000
Interest rate (as a percent)	0.00%	1.91%
Revolving Credit Facility | Letters of credit
Long-Term Debt
Reference rate (as a percent)		1.75%
Fixed interest rate (as a percent)	2.00%
5.125% Senior Notes due 2019
Long-Term Debt
Total debt	400,000,000
Fixed interest rate (as a percent)	5.125%		5.125%
Debt issued			400,000,000
Net proceeds after underwriting fees and estimated offering costs			393,500,000
Initial purchase discount			6,000,000
Estimated offering costs			500,000
6.875% Notes due 2021
Long-Term Debt
Total debt	450,000,000	450,000,000
Fixed interest rate (as a percent)	6.875%	6.875%
Debt issued				450,000,000
Liquidated damages amount per month	100,000
Net proceeds after underwriting fees and estimated offering costs				438,400,000
Initial purchase discount				10,100,000
Estimated offering costs				1,500,000
6.650% Notes due 2022
Long-Term Debt
Total debt	250,000,000	250,000,000				250,000,000
Fixed interest rate (as a percent)	6.65%	6.65%							6.65%
Debt issued									250,000,000
Repayments in semi-annual installments	25,000,000	25,000,000
6.650% Notes due 2022 | Minimum
Long-Term Debt
Debt covenant terms, default trigger amount	10,000,000	10,000,000
Percentage of aggregate principal amount held by trustee or holders to declare notes due and payable	51.00%	51.00%
Other long-term debt
Long-Term Debt
Total debt	$ 10,913,000	$ 14,914,000
Notes Due 2021
Long-Term Debt
Fixed interest rate (as a percent)				6.875%